Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (CAP), as defined in Item 402(v), and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b)[1]	Compensation Actually Paid to PEO[2,3] (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[5] (h)	Corporate Operating Income[6] (millions) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return[4] (g)
2025	$8,253,108	$5,503,148	$1,425,451	$1,109,140	$91	$109	$116.6	$151.8
2024	$13,216,384	$11,169,734	$2,282,244	$2,148,332	$128	$108	$35.6	$209.4
2023	$7,299,862	$10,144,030	$1,253,550	$1,604,203	$141	$110	$139.1	$182.1
2022	$7,888,489	$11,227,698	$1,375,137	$1,771,361	$116	$96	$133.0	$213.3
2021	$9,897,900	$6,603,590	$1,668,578	$1,305,876	$101	$128	$93.1	$131.2

(1)The PEO listed for 2021, 2022, 2023, 2024, and 2025 is Patrick S. Williams. The Non-PEO remaining NEOs for 2025 are Ian P. Cleminson, Ian M. McRobbie, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2023 and 2024 are Ian P. Cleminson, Philip J. Boon, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones.

(2)The following adjustments relating to equity awards were made to total compensation for 2025 to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2025 PEO	($5,285,623)	$4,394,222	($1,734,947)	($123,611)	($2,749,960)
2025 Average Non-PEO NEOs	($703,628)	$606,870	($195,422)	($24,132)	($316,312)

(a) The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

(3)For 2025, no adjustments were made relating to defined benefit and pension plans to determine CAP.

(4)Represents the cumulative TSR for the S&P Composite 1500 Specialty Chemicals Index, as disclosed by Innospec for the purposes of Item 201(e) of Regulation S-K.

(5)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).

(6)Corporate Operating Income is the financial performance measure used by the Company in the most recently completed fiscal year to link CAP to the Company’s performance. Corporate Operating Income is calculated from GAAP Operating Income adjusted to exclude certain one-time/nonrecurring costs that are not reflective of the Company’s underlying operations, as further described in the Compensation Discussion and Analysis.

Company Selected Measure Name		Corporate Operating Income
Named Executive Officers, Footnote [Text Block]

(1)The PEO listed for 2021, 2022, 2023, 2024, and 2025 is Patrick S. Williams. The Non-PEO remaining NEOs for 2025 are Ian P. Cleminson, Ian M. McRobbie, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2023 and 2024 are Ian P. Cleminson, Philip J. Boon, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones.

PEO Total Compensation Amount	[1]	$ 8,253,108	$ 13,216,384	$ 7,299,862	$ 7,888,489	$ 9,897,900
PEO Actually Paid Compensation Amount	[2],[3]	$ 5,503,148	11,169,734	10,144,030	11,227,698	6,603,590
Adjustment To PEO Compensation, Footnote

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2025 PEO	($5,285,623)	$4,394,222	($1,734,947)	($123,611)	($2,749,960)
2025 Average Non-PEO NEOs	($703,628)	$606,870	($195,422)	($24,132)	($316,312)

(a) The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,425,451	2,282,244	1,253,550	1,375,137	1,668,578
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,109,140	2,148,332	1,604,203	1,771,361	1,305,876
Adjustment to Non-PEO NEO Compensation Footnote

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value from Prior Year End Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value from Prior Year End Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2025 PEO	($5,285,623)	$4,394,222	($1,734,947)	($123,611)	($2,749,960)
2025 Average Non-PEO NEOs	($703,628)	$606,870	($195,422)	($24,132)	($316,312)

(a) The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

The most important financial performance measures used by the Company to link executive CAP to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•Corporate Operating Income

•EPS

•Cash Flow

•Revenue

•Relative TSR

Total Shareholder Return Amount		$ 91	128	141	116	101
Peer Group Total Shareholder Return Amount	[4]	109	108	110	96	128
Net Income (Loss) Attributable to Parent	[5]	$ 116,600,000	$ 35,600,000	$ 139,100,000	$ 133,000,000.0	$ 93,100,000
Company Selected Measure Amount	[6]	151,800,000	209,400,000	182,100,000	213,300,000	131,200,000
PEO Name		Patrick S. Williams	Patrick S. Williams	Patrick S. Williams	Patrick S. Williams	Patrick S. Williams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Corporate Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (5,285,623)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,394,222
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,734,947)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(123,611)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,749,960)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(703,628)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		606,870
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(195,422)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(24,132)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (316,312)

[1]	The PEO listed for 2021, 2022, 2023, 2024, and 2025 is Patrick S. Williams. The Non-PEO remaining NEOs for 2025 are Ian P. Cleminson, Ian M. McRobbie, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2023 and 2024 are Ian P. Cleminson, Philip J. Boon, Corbin Barnes, and David B. Jones. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones.
[2]	For 2025, no adjustments were made relating to defined benefit and pension plans to determine CAP.
[3]	The following adjustments relating to equity awards were made to total compensation for 2025 to determine CAP:
[4]	Represents the cumulative TSR for the S&P Composite 1500 Specialty Chemicals Index, as disclosed by Innospec for the purposes of Item 201(e) of Regulation S-K.
[5]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).
[6]	Corporate Operating Income is the financial performance measure used by the Company in the most recently completed fiscal year to link CAP to the Company’s performance. Corporate Operating Income is calculated from GAAP Operating Income adjusted to exclude certain one-time/nonrecurring costs that are not reflective of the Company’s underlying operations, as further described in the Compensation Discussion and Analysis.